Leases - Maturity Analysis of Lease Liability (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of leases by lessee [line items]
Future minimum lease payments	¥ 426,087	¥ 458,635
Less: Future interest charges	(32,297)	(35,992)
Present value of finance lease commitments	393,790	422,643
Not later than one year [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments	81,548	84,555
Later than one year and not later than five years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments	187,124	196,289
Later than five years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments	¥ 157,415	¥ 177,791